Revenue (Details) - Schedule of presents components revenue - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Segment Reporting Information [Line Items]
Total revenue	$ 2,981,610	$ 1,973,644	$ 8,207,134	$ 3,245,713
Cost plus fixed fee [Member]
Segment Reporting Information [Line Items]
Total revenue	1,847,250	890,565	5,482,569	1,060,101
Firm fixed-price [Member]
Segment Reporting Information [Line Items]
Total revenue	756,027	704,746	1,589,565	1,807,279
Firm fixed-price-vehicle lease [Member]
Segment Reporting Information [Line Items]
Total revenue	$ 378,333	$ 378,333	$ 1,135,000	$ 378,333